Warrant liabilities, Warrants Outstanding and Exercisable (Q1) (Details) - $ / shares	3 Months Ended
	Oct. 31, 2024	Oct. 29, 2024	Oct. 08, 2024	Aug. 01, 2024	Jul. 31, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023
Number of Warrants [Abstract]
Warrants outstanding (in shares)	7,381,668			707,350	8,689,018
Exercise price of warrant (in dollars per share)	$ 1.03	$ 0.2	$ 1.03			$ 0.2	$ 0.2	$ 0.2
Exercise Price CAD $1.20 [Member]
Number of Warrants [Abstract]
Warrants outstanding (in shares)	6,080,001
Exercise price of warrant (in dollars per share)	$ 1.2
Expiry date of warrant	Nov. 04, 2024
Exercise Price CAD $2.00 [Member]
Number of Warrants [Abstract]
Warrants outstanding (in shares)	85,000
Exercise price of warrant (in dollars per share)	$ 2
Expiry date of warrant	Jun. 30, 2025
Exercise Price CAD $0.20 [Member]
Number of Warrants [Abstract]
Warrants outstanding (in shares)	1,216,667
Exercise price of warrant (in dollars per share)	$ 0.2
Expiry date of warrant	Sep. 29, 2026